UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054
                                                      --------

                   Oppenheimer AMT - Free New York Municipals
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.



Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
MUNICIPAL BONDS AND NOTES--119.5%
NEW YORK--83.1%
$    700,000   Albany County, NY IDA (Albany College of Pharmacy)(1)              5.625%     12/01/2034   $      660,093
     200,000   Albany County, NY IDA (Wildwood Programs)                          4.900      07/01/2021          178,584
     125,000   Albany County, NY IDA (Wildwood Programs)                          5.000      07/01/2026          110,925
     300,000   Albany, NY IDA (Albany Law School)(1)                              5.000      07/01/2031          274,887
     335,000   Albany, NY IDA (Brighter Choice Charter School)                    5.000      04/01/2027          300,867
     150,000   Albany, NY IDA (Brighter Choice Charter School)                    5.000      04/01/2032          130,019
     100,000   Albany, NY IDA (Brighter Choice Charter School)                    5.000      04/01/2037           85,342
  14,500,000   Albany, NY IDA (Charitable Leadership)(1)                          5.750      07/01/2026       13,611,440
   1,000,000   Albany, NY IDA (Charitable Leadership)(1)                          6.000      07/01/2019          997,210
     100,000   Albany, NY IDA (New Covenant Charter School)                       7.000      05/01/2025           78,937
   1,140,000   Albany, NY IDA (Sage Colleges)                                     5.250      04/01/2019        1,140,046
     500,000   Albany, NY IDA (Sage Colleges)                                     5.300      04/01/2029          484,365
   2,350,000   Albany, NY IDA (St. Peter's Hospital)(1)                           5.250      11/15/2032        2,223,288
   1,380,000   Albany, NY IDA, Series B(1)                                        5.750      11/15/2032        1,400,866
   4,205,000   Albany, NY IDA, Series D(1)                                        5.375      11/15/2032        4,112,532
   1,365,000   Albany, NY IDA, Series D(1)                                        5.750      11/15/2027        1,405,759
     100,000   Albany, NY Municipal Water Finance Authority(1)                    5.000      12/01/2033           99,992
      10,000   Albany, NY Parking Authority                                       5.625      07/15/2025           10,252
      30,000   Allegany County, NY IDA (Houghton College)(1)                      5.250      01/15/2024           30,083
   2,875,000   Amherst, NY IDA (Beechwood Health Care Center)                     5.200      01/01/2040        2,326,996
      50,000   Bethlehem, NY IDA (American Hsg. Foundation)                       6.875      06/01/2039           53,550
   5,895,000   Brookhaven, NY IDA (Alternatives for Children)                     7.550      02/01/2033        5,997,927
   9,235,000   Brookhaven, NY IDA (Dowling College)(1)                            6.750      11/01/2032        9,273,879
     350,000   Broome County, NY IDA (University Plaza)                           5.200      08/01/2030          291,127
     250,000   Broome County, NY IDA (University Plaza)                           5.200      08/01/2036          201,873
     300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)              5.750      11/01/2030          273,714
      25,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2027           25,069
      30,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2028           29,969
      30,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2029           29,960
      30,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2030           29,839
      35,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2031           34,571
      35,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2032           34,331
      35,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2033           34,308
      40,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2034           39,030
      40,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2035           39,008
      45,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2036           43,735
      45,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2037           43,650
      50,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2038           48,449
      50,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2039           48,406
      55,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2040           53,191
      55,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2041           53,136
      60,000   Canandaigua & Bristol, NY GO                                       5.000      12/15/2042           57,907
      85,000   Cattaraugus County, NY IDA (Olean General Hospital)(1)             5.250      08/01/2023           85,932
     500,000   Cattaraugus County, NY IDA (St. Bonaventure University)(1)         5.000      05/01/2023          466,890


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$    620,000   Cattaraugus County, NY IDA (St. Bonaventure University)(1)         5.100%     05/01/2031   $      547,900
   1,570,000   Cayuga County, NY COP (Auburn Memorial Hospital)(1)                6.000      01/01/2021        1,572,355
      90,000   Chautauqua, NY Utility District(1)                                 5.000      06/01/2022           91,765
     100,000   Chautauqua, NY Utility District(1)                                 5.000      06/01/2024          101,630
     110,000   Chautauqua, NY Utility District(1)                                 5.000      06/01/2026          111,142
   1,695,000   Clarence, NY IDA (Bristol Village)                                 6.000      01/20/2044        1,777,987
     105,000   Coeymans, NY Fire District                                         5.000      10/15/2019          108,873
     105,000   Coeymans, NY Fire District                                         5.000      10/15/2020          108,834
     110,000   Coeymans, NY Fire District                                         5.000      10/15/2021          113,462
     115,000   Coeymans, NY Fire District                                         5.000      10/15/2022          118,245
     125,000   Coeymans, NY Fire District                                         5.000      10/15/2023          128,293
     130,000   Coeymans, NY Fire District                                         5.000      10/15/2024          133,263
     135,000   Coeymans, NY Fire District                                         5.000      10/15/2025          137,969
     140,000   Coeymans, NY Fire District                                         5.000      10/15/2026          142,731
      15,000   Deerfield, NY GO                                                   5.500      06/15/2021           15,542
      15,000   Deerfield, NY GO                                                   5.500      06/15/2022           15,487
      15,000   Deerfield, NY GO                                                   5.500      06/15/2023           15,457
      15,000   Deerfield, NY GO                                                   5.500      06/15/2024           15,495
      20,000   Deerfield, NY GO                                                   5.500      06/15/2025           20,594
      20,000   Deerfield, NY GO                                                   5.600      06/15/2026           20,529
      20,000   Deerfield, NY GO                                                   5.600      06/15/2027           20,508
      20,000   Deerfield, NY GO                                                   5.600      06/15/2028           20,462
      25,000   Deerfield, NY GO                                                   5.600      06/15/2029           25,546
      25,000   Deerfield, NY GO                                                   5.600      06/15/2030           25,481
      25,000   Deerfield, NY GO                                                   5.600      06/15/2031           25,352
      25,000   Deerfield, NY GO                                                   5.600      06/15/2032           25,315
      30,000   Deerfield, NY GO                                                   5.600      06/15/2033           30,325
      30,000   Deerfield, NY GO                                                   5.600      06/15/2034           30,289
      30,000   Deerfield, NY GO                                                   5.600      06/15/2035           30,248
      35,000   Deerfield, NY GO                                                   5.600      06/15/2036           35,245
  55,460,000   Dutchess County, NY IDA (Bard College)                             5.000      08/01/2046       53,590,443
   8,440,000   Dutchess County, NY IDA (Elant Fishkill)                           5.250      01/01/2037        6,943,082
   1,840,000   East Rochester, NY Hsg. Authority (St. John's Meadows)             5.000      02/15/2047        1,767,633
     500,000   Erie County, NY IDA (Charter School Applied Tech)                  6.875      06/01/2035          504,600
   1,200,000   Erie County, NY IDA (DePaul Properties)                            5.750      09/01/2028          982,740
     170,000   Erie County, NY IDA (DePaul Properties)                            6.500      09/01/2018          159,581
     200,000   Erie County, NY IDA (Global Concepts Charter School)               6.250      10/01/2037          184,074
   5,600,000   Erie County, NY IDA (Medaille College)                             7.625      04/01/2035        6,003,592
   1,000,000   Erie County, NY IDA (Orchard Park CCRC)                            5.000      11/15/2014          958,060
   1,485,000   Erie County, NY IDA (Orchard Park CCRC)                            5.125      11/15/2016        1,408,938
   4,750,000   Erie County, NY IDA (Orchard Park CCRC)                            6.000      11/15/2036        4,239,185
   9,175,000   Erie County, NY IDA (The Episcopal Church Home)                    5.875      02/01/2018        8,932,321
  10,170,000   Erie County, NY IDA (The Episcopal Church Home)                    6.000      02/01/2028        9,530,409
  36,405,000   Erie County, NY Tobacco Asset Securitization Corp.(1)              5.000      06/01/2038       31,325,410
  29,515,000   Erie County, NY Tobacco Asset Securitization Corp.                 5.000      06/01/2045       24,882,916
  56,000,000   Erie County, NY Tobacco Asset Securitization Corp.                 6.875(2)   06/01/2050        1,995,280


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$ 30,000,000   Erie County, NY Tobacco Asset Securitization Corp.                 7.029%(2)  06/01/2055   $      605,100
     100,000   Essex County, NY IDA (North Country Community College
               Foundation)                                                        5.000      06/01/2020           94,620
     130,000   Essex County, NY IDA (North Country Community College
               Foundation)                                                        5.200      06/01/2025          119,852
     110,000   Essex County, NY IDA (North Country Community College
               Foundation)                                                        5.300      06/01/2035           97,308
     175,000   Franklin County, NY IDA (North Country Community College
               Foundation)                                                        5.200      06/01/2025          161,340
     815,000   Genesee County, NY IDA (United Memorial Medical Center)            5.000      12/01/2027          692,750
   3,750,000   Geneva, NY IDA (Hobart & William Smith Colleges)(1)                5.375      02/01/2033        3,843,863
   4,285,000   Green Island, NY Power Authority(3)                                5.125      03/15/2033        4,240,222
      75,000   Hempstead Village, NY GO(1)                                        5.000      09/15/2024           71,322
      70,000   Hempstead Village, NY GO(1)                                        5.000      09/15/2025           66,394
      70,000   Hempstead Village, NY GO                                           5.000      09/15/2026           66,193
      50,000   Hempstead, NY IDA (Hofstra University)(1)                          5.000      07/01/2033           50,132
     410,000   Hempstead, NY IDA (Peninsula Counseling Center)                    6.500      11/01/2038          386,031
   5,290,000   Hempstead, NY IDA (WORCA)                                          6.900      08/01/2033        4,942,394
     880,000   Herkimer County, NY IDA (Folts Adult Home)                         5.500      03/20/2040          921,721
   1,790,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)    6.250      08/01/2034        1,795,656
  25,685,000   Hudson Yards, NY Infrastructure Corp                               5.000      02/15/2047       24,637,823
  11,500,000   Hudson Yards, NY Infrastructure Corp.                              5.000      02/15/2047       11,067,945
   2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                       6.250      12/01/2031        2,103,174
     280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                       6.250      12/01/2031          243,342
   4,405,000   L.I., NY Power Authority, Series A(1)                              5.125      09/01/2029        4,433,456
  13,000,000   L.I., NY Power Authority, Series C(1)                              5.000      09/01/2033       12,962,170
   1,000,000   Lyons, NY Community Health Initiatives Corp.(1)                    5.550      09/01/2024        1,027,930
     665,000   Madison County, NY IDA (Commons II Student Hsg.)                   5.000      06/01/2040          623,650
      10,000   Monroe County, NY GO(1)                                            5.000      06/01/2016           10,057
      10,000   Monroe County, NY IDA (Cloverwood Senior Living)                   6.000      05/01/2013            9,696
     125,000   Monroe County, NY IDA (Cloverwood Senior Living)                   6.640(4)   05/01/2033          114,506
     350,000   Monroe County, NY IDA (Rochester Institute of Technology)          5.250      04/01/2019          336,483
     525,000   Monroe County, NY IDA (Rochester Institute of Technology)          5.375      04/01/2029          475,046
     200,000   Monroe County, NY IDA (Summit at Brighton)                         5.375      07/01/2032          165,384
     400,000   Monroe County, NY IDA (Summit at Brighton)                         5.500      07/01/2027          347,096
 302,900,000   Monroe County, NY Tobacco Asset Securitization Corp. (TASC)        7.701(2)   06/01/2061        3,707,496
   1,000,000   Monroe, NY Newpower Corp(1)                                        5.625      01/01/2026          941,140
   4,000,000   Monroe, NY Newpower Corp.(1)                                       5.500      01/01/2034        3,561,760
     765,000   Nassau County, NY (CSMR)                                           5.950      11/01/2022          721,150
     225,000   Nassau County, NY Bridge Authority(1)                              5.500      10/01/2019          229,941
     115,000   Nassau County, NY IDA (ACDS)                                       5.950      11/01/2022          108,408
     545,000   Nassau County, NY IDA (ALIA-ACDS)                                  6.125      09/01/2018          526,470
   2,020,000   Nassau County, NY IDA (ALIA-AP)                                    7.000      09/01/2028        1,994,083


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$    760,000   Nassau County, NY IDA (ALIA-CMA)                                   6.125%     09/01/2018   $      734,160
     840,000   Nassau County, NY IDA (ALIA-CSMR)                                  6.125      09/01/2018          811,440
     545,000   Nassau County, NY IDA (ALIA-EFLI)                                  6.125      09/01/2018          526,470
     435,000   Nassau County, NY IDA (ALIA-HAII)                                  6.125      09/01/2018          420,210
     505,000   Nassau County, NY IDA (ALIA-NCMRS)                                 6.125      09/01/2018          487,830
   1,280,000   Nassau County, NY IDA (Amsterdam at Harborside)                    6.700      01/01/2043        1,283,827
     100,000   Nassau County, NY IDA (Epilepsy Foundation of L.I.)                5.950      11/01/2022           94,268
     185,000   Nassau County, NY IDA (Hispanic Counseling Center)                 6.500      11/01/2037          172,592
   2,655,000   Nassau County, NY IDA (Hispanic Counseling Center)                 7.625      06/01/2033        2,590,908
     100,000   Nassau County, NY IDA (Life's WORCA)                               5.950      11/01/2022           94,268
     180,000   Nassau County, NY IDA (PLUS Group Home)                            6.150      11/01/2022          169,711
      70,000   Nassau County, NY IDA (United Veteran's Beacon House)              6.500      11/01/2037           65,305
      50,000   Nassau County, NY IDA, Series A-A                                  6.000      07/02/2021           47,804
     840,000   Nassau County, NY IDA, Series A-B                                  6.000      07/01/2021          803,099
      30,000   Nassau County, NY IDA, Series A-C                                  6.000      07/01/2021           28,682
      35,000   Nassau County, NY IDA, Series A-D                                  6.000      07/01/2021           33,462
  25,550,000   Nassau County, NY Tobacco Settlement Corp.                         5.125      06/01/2046       21,966,357
  85,990,000   Nassau County, NY Tobacco Settlement Corp.                         6.151(2)   06/01/2046        5,017,517
  60,000,000   Nassau County, NY Tobacco Settlement Corp.                         6.763(2)   06/01/2060          964,800
  42,830,000   Nassau County, NY Tobacco Settlement Corp. (TASC)(1)               5.000      06/01/2035       37,092,065
     115,000   New Hartford, NY GO(1)                                             5.000      09/15/2022          115,600
   2,500,000   Niagara County, NY IDA (American Ref-Fuel Company)(1)              5.550      11/15/2024        2,420,700
   1,000,000   Niagara County, NY IDA (Niagara Falls Memorial Medical Center)     5.250      06/01/2018          911,210
     500,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)           6.250      05/15/2034          507,025
     285,000   Niagara County, NY Tobacco Asset Securitization Corp.              6.250      05/15/2040          288,252
      20,000   Niagara County, NY Tobacco Asset Securitization Corp. (TASC)(1)    5.500      05/15/2019           20,008
     100,000   North Hempstead, NY Public Improvement,
               Series A(1)                                                        5.375      05/15/2015          100,983
   1,185,000   NY Counties Tobacco Trust I(1)                                     6.500      06/01/2035        1,209,778
  14,670,000   NY Counties Tobacco Trust II (TASC)(1)                             5.625      06/01/2035       14,302,076
      20,000   NY Counties Tobacco Trust II (TASC)                                5.750      06/01/2043           19,673
   5,120,000   NY Counties Tobacco Trust III                                      6.000      06/01/2043        5,149,952
     850,000   NY Counties Tobacco Trust IV(1)                                    5.000      06/01/2038          731,400
   5,900,000   NY Counties Tobacco Trust IV (TASC)(5)                             5.000      06/01/2042        5,026,328
   3,500,000   NY Counties Tobacco Trust IV (TASC)                                0.000(6)   06/01/2041        3,292,205
   9,240,000   NY Counties Tobacco Trust IV (TASC)                                5.000      06/01/2045        7,783,961
   3,500,000   NY Counties Tobacco Trust IV (TASC)                                6.650(4)   06/01/2041          396,060
  84,200,000   NY Counties Tobacco Trust V                                        6.850(2)   06/01/2055        2,015,748
 334,000,000   NY Counties Tobacco Trust V                                        7.850(2)   06/01/2060        4,445,540


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$    400,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(1)            5.250%     10/01/2035   $      412,340
  20,420,000   NY MTA Service Contract, Series A(1)                               5.125      01/01/2029       20,644,212
  30,000,000   NY MTA, Series A(5)                                                5.000      11/15/2031       30,120,600
  13,840,000   NY MTA, Series A(5)                                                5.125      11/15/2031       13,903,733
  18,000,000   NY MTA, Series F(1)                                                5.000      11/15/2030       18,076,140
   1,680,000   NY Seneca Nation Indians Capital Improvements(1)                   5.000      12/01/2023        1,470,218
      50,000   NY Tobacco Settlement Financing Corp. (TASC)(1)                    5.250      06/01/2012           50,077
  10,000,000   NY Triborough Bridge & Tunnel Authority(5)                         5.250      11/15/2023       10,375,500
      25,000   NY Triborough Bridge & Tunnel Authority(1)                         5.000      01/01/2020           25,662
  10,240,000   NY Triborough Bridge & Tunnel Authority, Series B(5)               5.000      11/15/2027       10,379,827
  64,340,000   NY Triborough Bridge & Tunnel Authority, Series B(5)               5.000      11/15/2032       64,838,957
  18,200,000   NY Triborough Bridge & Tunnel Authority, Series B(5)               5.125      11/15/2029       18,472,909
   3,620,000   NY TSASC, Inc. (TFABs)(1)                                          4.750      06/01/2022        3,338,292
   4,875,000   NY TSASC, Inc. (TFABs)(1)                                          5.000      06/01/2034        4,232,036
 125,420,000   NY TSASC, Inc. (TFABs)                                             5.125      06/01/2042      108,954,862
  20,000,000   NYC GO(5)                                                          5.000      08/01/2021       20,654,100
      10,000   NYC GO(1)                                                          5.300      01/15/2026           10,400
      10,000   NYC GO(1)                                                          5.375      08/01/2027           10,112
      70,000   NYC GO(1)                                                          5.500      08/01/2010           70,859
      45,000   NYC GO(1)                                                          5.500      06/01/2022           47,005
     105,000   NYC GO(1)                                                          5.500      11/15/2037          105,586
     680,000   NYC GO(1)                                                          5.875      08/01/2019          730,517
      45,000   NYC GO(1)                                                          6.000      05/15/2022           45,088
       5,000   NYC GO(1)                                                          7.500      02/01/2019            5,020
   2,500,000   NYC HDC (De Sales Assisted Living Devel.)(1)                       5.125      11/01/2018        2,539,275
   1,284,982   NYC HDC (Keith Plaza)                                              6.500      02/15/2018        1,286,832
     750,000   NYC HDC (Multifamily Hsg.)(1)                                      4.750      11/01/2035          726,518
   1,000,000   NYC HDC (Multifamily Hsg.)(1)                                      5.250      11/01/2030        1,011,940
   2,000,000   NYC HDC (Multifamily Hsg.)(1)                                      5.250      11/01/2031        2,010,320
     250,000   NYC HDC (Multifamily Hsg.), Series E(1)                            6.250      05/01/2036          256,965
     100,000   NYC Health & Hospital Corp.(1)                                     5.375      02/15/2026          100,647
   1,975,000   NYC Health & Hospital Corp.(1)                                     5.450      02/15/2026        1,992,617
   1,425,000   NYC IDA (American Council of Learned Societies)(1)                 5.250      07/01/2027        1,458,516
      60,000   NYC IDA (Assoc. for Metroarea Autistic Children)                   4.500      07/01/2021           50,250
   2,760,000   NYC IDA (Beth Abraham Health Services)                             6.500      02/15/2022        2,641,844
     500,000   NYC IDA (Beth Abraham Health Services)                             6.500      11/15/2027          494,270
   2,100,000   NYC IDA (Beth Abraham Health Services)                             6.500      11/15/2034        2,036,727
     500,000   NYC IDA (Calhoun School)                                           6.625      12/01/2034          522,515
   6,000,000   NYC IDA (Calhoun School)                                           6.625      12/01/2034        6,235,200
     960,000   NYC IDA (Center for Elimination of Family Violence)                7.375      11/01/2036          947,021
     830,000   NYC IDA (Center for Nursing/Rehabilitation)                        5.375      08/01/2027          711,833
     205,000   NYC IDA (Center for Nursing/Rehabilitation)                        5.375      08/01/2027          174,892
   3,240,000   NYC IDA (Chapin School)                                            5.000      11/01/2038        2,873,038
   3,755,000   NYC IDA (Community Resource Developmentally Disabled)              7.500      08/01/2026        3,756,953


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$    150,000   NYC IDA (Comprehensive Care Management)                            6.000%     05/01/2026   $      138,747
     350,000   NYC IDA (Comprehensive Care Management)                            6.125      11/01/2035          321,965
     980,000   NYC IDA (Eger Harbor House)                                        5.875      05/20/2044        1,037,693
     725,000   NYC IDA (Family Support Systems)                                   7.500      11/01/2034          701,126
   1,530,000   NYC IDA (Gateway School of New York)                               5.550      06/01/2039        1,327,887
     220,000   NYC IDA (Global Country World Peace)                               7.250      11/01/2025          198,746
     170,000   NYC IDA (Global Country World Peace)                               7.250      11/01/2025          153,576
   1,825,000   NYC IDA (Guttmacher Institute)                                     5.750      12/01/2036        1,559,298
     790,000   NYC IDA (Independent Living Assoc.)                                6.200      07/01/2020          729,905
  20,610,000   NYC IDA (Liberty-7 World Trade Center)                             6.250      03/01/2015       20,541,369
   8,550,000   NYC IDA (Liberty-7 World Trade Center)                             6.750      03/01/2015        8,740,238
  12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)                         5.000      09/01/2035       10,062,955
   3,700,000   NYC IDA (Lycee Francais De New York)(1)                            5.375      06/01/2023        3,493,059
   4,000,000   NYC IDA (Lycee Francais De New York)(1)                            6.800      06/01/2028        4,185,600
     950,000   NYC IDA (Magen David Yeshivah)                                     5.700      06/15/2027          899,555
     420,000   NYC IDA (Manhattan Community Access Corp.)                         6.000      12/01/2036          358,172
     210,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)           6.375      11/01/2038          199,599
   1,020,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)           6.375      11/01/2038          969,479
     180,000   NYC IDA (Metropolitan College of New York)                         5.750      03/01/2020          167,458
   2,300,000   NYC IDA (Montefiore Medical Center Corp.)(1)                       5.125      11/01/2035        2,315,686
   6,510,000   NYC IDA (Mount St. Vincent)(1)                                     5.250      06/01/2036        6,278,830
   1,375,000   NYC IDA (Polytechnic University)(1)                                5.250      11/01/2027        1,288,416
   1,200,000   NYC IDA (Polytechnic University)(1)                                5.250      11/01/2037        1,078,656
   1,380,000   NYC IDA (PSCH)                                                     6.375      07/01/2033        1,367,235
     750,000   NYC IDA (Reece School)                                             7.500      12/01/2037          757,838
     295,000   NYC IDA (Reece School)                                             7.500      12/01/2037          295,012
   1,445,000   NYC IDA (Staten Island University Hospital)(1)                     6.450      07/01/2032        1,397,647
     756,500   NYC IDA (Studio School)                                            7.000      11/01/2038          656,771
   6,020,000   NYC IDA (The Child School)                                         7.550      06/01/2033        6,045,585
     995,000   NYC IDA (Tides Two Rivers Foundation)                              5.650      12/01/2039          852,397
   3,560,000   NYC IDA (Unicef)                                                   5.300      11/01/2038        2,995,633
   5,600,000   NYC IDA (Urban Resource Institute)                                 7.375      11/01/2033        5,542,208
     785,000   NYC IDA (Vaughn College Aeronautics)(1)                            5.000      12/01/2021          693,767
     310,000   NYC IDA (Vaughn College Aeronautics)(1)                            5.000      12/01/2021          273,972
     150,000   NYC IDA (Vaughn College Aeronautics)(1)                            5.000      12/01/2028          122,201
     360,000   NYC IDA (Vaughn College Aeronautics)(1)                            5.000      12/01/2028          293,281
     100,000   NYC IDA (Vaughn College Aeronautics)(1)                            5.000      12/01/2031           79,595
   2,020,000   NYC IDA (Vaughn College Aeronautics)(1)                            5.250      12/01/2036        1,631,493
   5,600,000   NYC IDA (Vocational Instruction)(7)                                6.500      02/01/2033        4,215,176
   9,900,000   NYC IDA (Yankee Stadium)                                           5.000      03/01/2046        9,572,013
   2,700,000   NYC IDA (Yeled Yalda Early Childhood)                              5.725      11/01/2037        2,324,700
     850,000   NYC IDA (YMCA of Greater New York)(1)                              5.000      08/01/2036          831,139
   4,555,000   NYC IDA (YMCA of Greater New York)(1)                              5.250      08/01/2021        4,622,232
      80,000   NYC IDA (YMCA of Greater New York)(1)                              5.800      08/01/2016           82,582
  20,000,000   NYC Municipal Water Finance Authority(5)                           4.750      06/15/2035       19,700,800
  20,000,000   NYC Municipal Water Finance Authority(5)                           5.000      06/15/2037       20,172,600


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$     50,000   NYC Municipal Water Finance Authority(1)                           5.000%     06/15/2032   $       50,382
     500,000   NYC Municipal Water Finance Authority(1)                           5.000      06/15/2038          503,480
      20,000   NYC Municipal Water Finance Authority(1)                           5.250      06/15/2025           20,834
   9,795,000   NYC Trust for Cultural Resources (Manhattan School of Music)(8)    5.500(4)   10/01/2029        9,795,000
      50,000   NYC Trust for Cultural Resources (Museum of American Folk Art)     6.000      07/01/2022           48,280
     100,000   NYS DA (Amsterdam Memorial Hospital)                               6.000      08/01/2035          100,198
      20,000   NYS DA (Audit & Control)(1)                                        5.000      04/01/2029           20,034
   4,800,000   NYS DA (Cabrini Westchester)                                       5.200      02/15/2041        4,920,192
     385,000   NYS DA (Chapel Oaks)(1)                                            5.450      07/01/2026          390,471
     425,000   NYS DA (Concord Nursing Home)(1)                                   5.500      02/15/2030          440,253
     175,000   NYS DA (Health Quest Systems)(1)                                   5.250      07/01/2027          183,045
     300,000   NYS DA (Health Quest Systems)(1)                                   5.250      07/01/2027          313,791
   1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)                    5.500      07/01/2030        1,731,901
   1,000,000   NYS DA (Maimonides Medical Center)(1)                              5.750      08/01/2024        1,001,410
     365,000   NYS DA (Manhattan College)(1)                                      5.300      07/01/2037          365,000
   1,290,000   NYS DA (Memorial Sloan-Kettering)(1)                               5.000      07/01/2035        1,306,125
   2,100,000   NYS DA (Mental Health Services Facilities)(1)                      5.000      02/15/2035        2,115,183
     100,000   NYS DA (Mental Health)(1)                                          5.250      02/15/2019          102,146
     665,000   NYS DA (Montefiore Medical Center)(1)                              5.450      08/01/2029          680,920
     600,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)          5.500      07/01/2026          599,940
   8,990,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)          6.500      07/01/2025        9,263,026
     900,000   NYS DA (Mt. Sinai/NYU Health)(1)                                   5.500      07/01/2026          899,910
      40,000   NYS DA (Mt. Sinai/NYU Health)(1)                                   6.500      07/01/2017           41,454
     270,000   NYS DA (Municipal Health Facilities)(1)                            5.500      05/15/2017          273,318
   2,000,000   NYS DA (New York Hospital Medical Center of Queens)(1)             4.750      02/15/2037        1,921,280
   1,360,000   NYS DA (New York Methodist Hospital)(1)                            5.250      07/01/2024        1,335,466
   6,885,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
               Center Obligated Group)(5)                                         2.755(4)   05/01/2033        5,501,118
     240,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
               Center)(1)                                                         5.000      05/01/2027          236,102
   2,500,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
               Center)(1)                                                         5.000      05/01/2032        2,400,625
   1,000,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical
               Center)(1)                                                         5.000      05/01/2037          945,270
   7,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)(1)                    5.000      11/01/2026        7,380,150
     680,000   NYS DA (Nursing Home)                                              4.900      02/15/2041          672,962
     820,000   NYS DA (Nursing Home)                                              4.950      02/15/2045          812,825
   2,000,000   NYS DA (NYU Hospitals Center)(1)                                   5.000      07/01/2036        1,743,720
     275,000   NYS DA (Orange Regional Medical Center)(1)                         6.125      12/01/2029          271,785
   2,120,000   NYS DA (Orange Regional Medical Center)(1)                         6.250      12/01/2037        2,104,354


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$    325,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)                     5.000%     11/01/2026   $      328,955
     350,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)                     5.000      11/01/2031          350,214
     490,000   NYS DA (Providence Rest)                                           5.000      07/01/2035          384,371
   1,300,000   NYS DA (Providence Rest)                                           5.125      07/01/2030        1,069,315
     340,000   NYS DA (Providence Rest)                                           5.250      07/01/2025          297,126
     250,000   NYS DA (Residential Institution for Children)(1)                   5.000      06/01/2033          250,960
     400,000   NYS DA (Residential Institution for Children)(1)                   5.000      06/01/2038          398,136
     650,000   NYS DA (Rochester General Hospital)(1)                             5.000      12/01/2035          604,227
      70,000   NYS DA (Sarah Neuman Nursing Home)(1)                              5.500      08/01/2037           71,039
   5,000,000   NYS DA (School District Financing)(1)                              5.750      10/01/2030        5,310,600
   4,000,000   NYS DA (SS Joachim & Anne Residence)(1)                            5.250      07/01/2027        4,034,440
      65,000   NYS DA (St. Joseph's Hospital Health Center)(1)                    5.250      07/01/2018           65,742
   7,200,000   NYS DA (St. Lukes Roosevelt Hospital)(5)                           4.900      08/15/2031        7,243,362
   5,525,000   NYS DA (The Highlands Living)                                      6.600      02/01/2034        5,548,481
   1,000,000   NYS DA (W.K. Nursing Home)(1)                                      6.125      02/01/2036        1,001,190
   1,220,000   NYS DA (Winthrop University Hospital)(1)                           5.500      07/01/2023        1,228,467
     100,000   NYS DA (Winthrop University Hospital/South Nassau Communities
               Hospital Obligated Group)(1)                                       5.500      07/01/2032           98,559
      20,000   NYS EFC (Clean Water & Drinking Revolving Funds)(1)                5.000      06/15/2027           20,252
      85,000   NYS EFC (NYS Water Services)(1)                                    6.600      09/15/2012           85,295
      10,000   NYS EFC (State Water Revolving Fund)(1)                            5.750      01/15/2013           10,028
   1,815,000   NYS ERDA (Brooklyn Union Gas Company)(1)                           5.500      01/01/2021        1,822,986
     200,000   NYS ERDA (LILCO)(1)                                                5.150      03/01/2016          200,402
      10,000   NYS HFA (Hospital & Healthcare)(1)                                 5.150      11/01/2016           10,173
   9,260,000   NYS HFA, Series A(1)                                               6.100      11/01/2015        9,288,613
     125,000   NYS Medcare (Hospital & Nursing Home)(1)                           5.400      08/15/2033          125,139
     115,000   NYS Medcare (Hospital & Nursing Home)(1)                           6.200      08/15/2023          115,233
     640,000   NYS Medcare (Hospital & Nursing Home)(1)                           6.300      08/15/2023          641,382
      50,000   NYS Medcare (Hospital & Nursing Home)(1)                           6.375      08/15/2033           50,112
      15,000   NYS UDC (Subordinated Lien)(1)                                     5.375      07/01/2022           15,027
     295,000   NYS UDC (Subordinated Lien)(1)                                     5.500      07/01/2022          295,440
     250,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)         5.300      03/15/2019          235,825
      55,000   Onondaga County, NY IDA (Salina Free Library)                      5.500      12/01/2022           56,857
   1,000,000   Orange County, NY IDA (Glen Arden)                                 5.625      01/01/2018          952,620
     275,000   Orange County, NY IDA (Glen Arden)                                 5.700      01/01/2028          240,576
   1,600,000   Otsego County, NY IDA (Hartwick College)(1)                        5.900      07/01/2022        1,544,624
  38,280,000   Port Authority  NY/NJ, 140th Series(5)                             5.000      12/01/2034       39,115,844
   3,180,000   Rensselaer County, NY IDA (Emma Willard School)(1)                 5.000      01/01/2026        3,276,195
   3,550,000   Rensselaer County, NY IDA (Emma Willard School)(1)                 5.000      01/01/2031        3,618,941
   6,275,000   Rensselaer County, NY IDA (Emma Willard School)(1)                 5.000      01/01/2036        6,353,312
   2,600,000   Rensselaer County, NY IDA (Rensselaer Polytechnical
               Institute)(1)                                                      5.000      03/01/2036        2,614,638
   2,680,000   Rensselaer County, NY Tobacco Asset Securitization Corp.(1)        5.625      06/01/2035        2,612,786


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$  2,000,000   Rensselaer County, NY Tobacco Asset Securitization Corp.           5.750%     06/01/2043   $    1,967,340
     230,000   Rensselaer County, NY Water Service Sewer Authority                5.250      09/01/2038          232,330
     285,000   Rensselaer County, NY Water Service Sewer Authority                5.250      09/01/2038          288,337
     340,000   Rensselaer County, NY Water Service Sewer Authority                5.350      09/01/2047          343,641
     415,000   Rensselaer County, NY Water Service Sewer Authority                5.350      09/01/2047          419,445
  10,605,000   Rensselaer, NY City School District COP(1)                         5.000      06/01/2026       10,311,029
   1,060,000   Rockland County, NY Tobacco Asset Securitization Corp.(1)          5.625      08/15/2035        1,033,309
   3,150,000   Rockland County, NY Tobacco Asset Securitization Corp.             5.750      08/15/2043        3,098,403
 101,000,000   Rockland County, NY Tobacco Asset Securitization Corp.             6.252(2)   08/15/2045        5,761,040
  53,000,000   Rockland County, NY Tobacco Asset Securitization Corp.             6.637(2)   08/15/2050        1,857,650
  50,000,000   Rockland County, NY Tobacco Asset Securitization Corp.             7.676(2)   08/15/2060          654,000
   2,500,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
               Care/Benedict Community Health Center)(1)                          5.125      12/01/2033        2,385,500
     450,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
               Care/Saratoga Care Family Health Centers)(1)                       5.125      12/01/2027          432,068
   1,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
               Care/Saratoga Care Family Health Centers)(1)                       5.250      12/01/2032          952,400
     350,000   Seneca County, NY IDA (New York Chiropractic College)(1)           5.000      10/01/2027          332,255
      45,000   Sodus Village, NY GO(1)                                            5.000      05/15/2032           45,775
      45,000   Sodus Village, NY GO(1)                                            5.000      05/15/2033           45,674
      45,000   Sodus Village, NY GO(1)                                            5.000      05/15/2034           45,639
      45,000   Sodus Village, NY GO(1)                                            5.000      05/15/2035           45,577
      45,000   Sodus Village, NY GO(1)                                            5.000      05/15/2036           45,512
      45,000   Sodus Village, NY GO(1)                                            5.000      05/15/2037           45,480
     250,000   SONYMA, Series 83(1)                                               5.550      10/01/2027          251,545
      15,000   St. Lawrence County, NY IDA (Clarkson University)(1)               5.000      07/01/2033           15,076
     180,000   Suffolk County, NY IDA (ALIA-ACLD)                                 5.950      10/01/2021          162,490
      95,000   Suffolk County, NY IDA (ALIA-Adelante)                             6.500      11/01/2037           88,628
     170,000   Suffolk County, NY IDA (ALIA-Civic Facility)                       5.950      11/01/2022          160,104
     250,000   Suffolk County, NY IDA (ALIA-DDI)                                  5.950      10/01/2021          225,680
      60,000   Suffolk County, NY IDA (ALIA-FREE)                                 5.950      10/01/2021           54,163
      35,000   Suffolk County, NY IDA (ALIA-IGHL)                                 5.950      10/01/2021           31,595
     115,000   Suffolk County, NY IDA (ALIA-IGHL)                                 5.950      11/01/2022          108,306
      25,000   Suffolk County, NY IDA (ALIA-IGHL)                                 6.000      10/01/2031           21,715
   4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                                 7.250      12/01/2033        4,128,360
     305,000   Suffolk County, NY IDA (ALIA-LIHIA)                                5.950      11/01/2022          287,246


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$    110,000   Suffolk County, NY IDA (ALIA-NYS ARC)                              5.950%     11/01/2022   $      103,597
     155,000   Suffolk County, NY IDA (ALIA-UCPAGS)                               5.950      10/01/2021          139,922
     390,000   Suffolk County, NY IDA (ALIA-UVBH)                                 6.500      11/01/2037          363,843
     105,000   Suffolk County, NY IDA (ALIA-WORCA)                                5.950      11/01/2022           98,888
      20,000   Suffolk County, NY IDA (Catholic Charities)                        6.000      10/01/2020           19,084
      25,000   Suffolk County, NY IDA (DDI)                                       6.000      10/01/2020           23,855
      25,000   Suffolk County, NY IDA (DDI)                                       6.000      10/01/2020           23,855
   8,460,000   Suffolk County, NY IDA (Dowling College)                           5.000      06/01/2036        6,667,157
     195,000   Suffolk County, NY IDA (Dowling College)(1)                        6.700      12/01/2020          195,386
     660,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)        5.375      01/01/2027          565,851
     685,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)        5.500      01/01/2037          562,837
      15,000   Suffolk County, NY IDA (Independent Group Home Living)             6.000      10/01/2020           14,313
  10,550,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)                      5.000      11/01/2028        9,537,306
   1,000,000   Suffolk County, NY IDA (L.I. Network Community Services)           7.550      02/01/2034          992,620
     620,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)        6.750      11/01/2036          551,000
     210,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)        6.750      11/01/2036          186,629
   5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)                    7.000      11/01/2035        6,011,394
     505,000   Suffolk County, NY IDA (Pederson-Krager Center)                    7.200      02/01/2035          513,585
     150,000   Suffolk County, NY IDA (Southampton Hospital Assoc.)               7.250      01/01/2020          153,714
     215,000   Suffolk County, NY IDA (Special Needs Facilities Pooled Program)   5.250      07/01/2022          195,037
      35,000   Suffolk County, NY IDA (Suffolk Hotels)                            6.000      10/01/2020           33,397
     510,000   Sullivan County, NY Community College COP(8)                       5.750      08/15/2025          445,720
     530,000   Sullivan County, NY IDA (Center for Discovery)                     5.625      06/01/2013          507,093
   1,570,000   Sullivan County, NY IDA (Center for Discovery)                     5.875      07/01/2022        1,426,251
     645,000   Sullivan County, NY IDA (Center for Discovery)                     6.000      06/01/2019          601,701
   1,540,000   Sullivan County, NY IDA (Center for Discovery)                     6.000      07/01/2037        1,345,113
     430,000   Sullivan County, NY IDA (Center for Discovery)                     6.500      06/01/2025          405,301
     505,000   Sullivan County, NY IDA (Center for Discovery)                     6.950      02/01/2035          511,984
     445,000   Syracuse, NY IDA (Crouse Irving Companies)(1)                      5.250      01/01/2017          450,118
     175,000   Tompkins County, NY IDA (Kendal at Ithaca)(1)                      5.500      07/01/2024          175,002
   1,475,000   Ulster County, NY IDA (Benedictine Hospital)                       6.500      11/01/2036        1,356,543
      25,000   Ulster County, NY IDA (Mid-Hudson Family Health Institute)(1)      5.300      07/01/2016           25,274
   4,000,000   Utica, NY IDA (Utica College Civic Facility)                       5.750      08/01/2028        3,757,480
   1,250,000   Utica, NY IDA (Utica College Civic Facility)                       6.750      12/01/2021        1,307,125
      30,000   Voorheesville, NY GO                                               5.000      02/15/2023           31,345
      35,000   Voorheesville, NY GO                                               5.000      02/15/2024           36,518
      35,000   Voorheesville, NY GO                                               5.000      02/15/2025           36,390
      35,000   Voorheesville, NY GO                                               5.000      02/15/2026           36,288
      40,000   Voorheesville, NY GO                                               5.000      02/15/2027           41,461
      40,000   Voorheesville, NY GO                                               5.000      02/15/2028           41,360
      40,000   Voorheesville, NY GO                                               5.000      02/15/2029           41,270
      45,000   Voorheesville, NY GO                                               5.000      02/15/2030           46,332


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
NEW YORK CONTINUED
$     45,000   Voorheesville, NY GO                                               5.000%     02/15/2031   $       45,978
      50,000   Voorheesville, NY GO                                               5.000      02/15/2032           51,065
      50,000   Voorheesville, NY GO                                               5.000      02/15/2033           50,909
      55,000   Voorheesville, NY GO                                               5.000      02/15/2034           55,984
      55,000   Voorheesville, NY GO                                               5.000      02/15/2035           55,883
      60,000   Voorheesville, NY GO                                               5.000      02/15/2036           60,878
      60,000   Voorheesville, NY GO                                               5.000      02/15/2037           60,836
     370,000   Westchester County, NY IDA (Field Home)                            6.500      08/15/2022          355,374
     250,000   Westchester County, NY IDA (Guiding Eyes for the Blind)(1)         5.375      08/01/2024          249,003
   1,765,000   Westchester County, NY IDA (Rippowam-Cisqua School)(1)             5.750      06/01/2029        1,615,610
     320,000   Westchester County, NY IDA (Schnurmacher Center)                   6.500      11/01/2013          328,208
     600,000   Westchester County, NY IDA (Schnurmacher Center)                   6.500      11/01/2033          584,328
     300,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)       5.000      06/01/2026          271,815
  10,790,000   Westchester County, NY Tobacco Asset Securitization Corp.          5.125      06/01/2045        9,287,277
                                                                                                          --------------
                                                                                                           1,177,255,850
U.S. POSSESSIONS--36.4%

   3,280,000   Guam GO(1)                                                         5.400      11/15/2018        3,227,422
     750,000   Guam Government Waterworks Authority and Wastewater System(1)      5.875      07/01/2035          721,755
   5,295,000   Guam Power Authority, Series A(1)                                  5.125      10/01/2029        5,178,563
  10,100,000   Guam Power Authority, Series A(1)                                  5.250      10/01/2034        9,929,613
   1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
               (TASC)                                                             5.625      06/01/2047          953,800
  19,710,000   Puerto Rico Aqueduct & Sewer Authority(1)                          0.000(6)   07/01/2024       17,027,272
  11,200,000   Puerto Rico Aqueduct & Sewer Authority                             6.000      07/01/2038       11,731,776
  13,145,000   Puerto Rico Aqueduct & Sewer Authority                             6.000      07/01/2044       13,779,509
      15,000   Puerto Rico Children's Trust Fund (TASC)(1)                        5.375      05/15/2033           14,146
  11,900,000   Puerto Rico Children's Trust Fund (TASC)                           5.500      05/15/2039       11,242,406
  30,000,000   Puerto Rico Children's Trust Fund (TASC)                           5.625      05/15/2043       28,613,400
 124,000,000   Puerto Rico Children's Trust Fund (TASC)                           6.426(2)   05/15/2050        5,635,800
   4,030,000   Puerto Rico Commonwealth GO(1)                                     5.000      07/01/2027        3,942,952
  12,230,000   Puerto Rico Commonwealth GO(1)                                     5.000      07/01/2034       11,832,647
   4,940,000   Puerto Rico Commonwealth GO(1)                                     5.250      07/01/2031        4,811,313
  12,380,000   Puerto Rico Commonwealth GO(1)                                     5.250      07/01/2032       12,066,786
   1,185,000   Puerto Rico Commonwealth GO(1)                                     5.250      07/01/2034        1,155,470
   5,500,000   Puerto Rico Commonwealth GO(1)                                     5.250      07/01/2037        5,344,515
   1,005,000   Puerto Rico Commonwealth GO(1)                                     5.500      07/01/2018        1,030,256
  27,225,000   Puerto Rico Commonwealth GO(1)                                     5.500      07/01/2032       27,349,691
   5,235,000   Puerto Rico Commonwealth GO(3)                                     6.000      07/01/2027        5,483,558
     580,000   Puerto Rico Commonwealth GO(3)                                     6.000      07/01/2028          606,170
  23,155,000   Puerto Rico Electric Power Authority, Series TT(1)                 5.000      07/01/2032       22,493,230
     775,000   Puerto Rico Electric Power Authority, Series TT(1)                 5.000      07/01/2037          748,542


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                         COUPON      MATURITY         VALUE
------------                                                                      ------     ----------   --------------
U.S. POSSESSIONS CONTINUED
$ 40,500,000   Puerto Rico Electric Power Authority, Series UU(5)                 2.487%(4)  07/01/2025   $   32,086,583
  19,600,000   Puerto Rico Electric Power Authority, Series UU(5)                 2.507(4)   07/01/2031       15,528,322
  10,000,000   Puerto Rico Electric Power Authority, Series UU(1)                 2.247(4)   07/01/2025        7,890,000
   2,000,000   Puerto Rico Electric Power Authority, Series WW(1)                 5.250      07/01/2033        2,004,620
  10,000,000   Puerto Rico Electric Power Authority, Series WW                    5.500      07/01/2038       10,208,200
     355,000   Puerto Rico Highway & Transportation Authority(1)                  5.000      07/01/2028          347,531
      15,000   Puerto Rico Highway & Transportation Authority, Series A           5.000      07/01/2038           14,437
   1,100,000   Puerto Rico Highway & Transportation Authority, Series AA(1)       5.000      07/01/2035        1,066,714
   7,045,000   Puerto Rico Highway & Transportation Authority, Series G           5.000      07/01/2042        6,777,924
   1,000,000   Puerto Rico Highway & Transportation Authority, Series K(1)        5.000      07/01/2027          978,400
  20,855,000   Puerto Rico Highway & Transportation Authority, Series K(1)        5.000      07/01/2030       20,258,964
     725,000   Puerto Rico Highway & Transportation Authority, Series M(1)        5.000      07/01/2037          699,197
   5,000,000   Puerto Rico Highway & Transportation Authority, Series M           5.000      07/01/2046        4,803,050
  22,000,000   Puerto Rico Highway & Transportation Authority, Series N(5,8)      2.377(4)   07/01/2045       16,280,020
  17,000,000   Puerto Rico Highway & Transportation Authority, Series N           5.250      07/01/2039       16,743,980
   5,480,000   Puerto Rico IMEPCF (American Airlines)(1)                          6.450      12/01/2025        2,969,393
   5,700,000   Puerto Rico Infrastructure                                         5.000      07/01/2031        5,540,628
  24,550,000   Puerto Rico Infrastructure                                         5.000      07/01/2041       23,629,375
  43,180,000   Puerto Rico Infrastructure                                         5.000      07/01/2046       41,479,140
  15,000,000   Puerto Rico Infrastructure                                         5.650(2)   07/01/2029        4,658,400
     105,000   Puerto Rico ITEMECF (G.R.B. Guaynabo)(1)                           5.625      07/01/2022          105,017
   4,305,000   Puerto Rico ITEMECF (Polytechnic University of Puerto Rico)(1)     5.000      08/01/2022        4,041,448
   5,000,000   Puerto Rico Public Buildings Authority(1)                          5.000      07/01/2036        4,824,800
   2,500,000   Puerto Rico Public Buildings Authority(1)                          5.000      07/01/2037        2,411,025
      10,000   Puerto Rico Public Buildings Authority(1)                          5.125      07/01/2022            9,809
     910,000   Puerto Rico Public Buildings Authority(1)                          5.250      07/01/2029          887,396
   1,000,000   Puerto Rico Public Buildings Authority, Series D(1)                5.250      07/01/2036          972,840
  16,000,000   Puerto Rico Sales Tax Financing Corp., Series A(5)                 2.855(4)   08/01/2057       12,544,000
  35,495,000   Puerto Rico Sales Tax Financing Corp., Series A                    5.250      08/01/2057       35,061,582
  19,000,000   Puerto Rico Sales Tax Financing Corp., Series A                    5.950(2)   08/01/2056        1,121,190
 309,125,000   Puerto Rico Sales Tax Financing Corp., Series A                    6.580(2)   08/01/2054       21,456,366
   1,000,000   University of Puerto Rico(1)                                       5.000      06/01/2025          980,940
   5,925,000   University of Puerto Rico, Series Q(1)                             5.000      06/01/2030        5,755,723
   1,700,000   University of Puerto Rico, Series Q(1)                             5.000      06/01/2036        1,640,432
   1,000,000   University of V.I., Series A(1)                                    5.375      06/01/2034          955,570
   1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)       5.000      10/01/2031        1,663,280


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY         VALUE
------------                                                                     ------     ----------   ---------------
U.S. Possessions Continued
$  1,485,000   V.I. Public Finance Authority, Series A(1)                        5.500%     10/01/2022   $     1,488,282
     250,000   V.I. Water & Power Authority                                      5.300      07/01/2018           247,233
                                                                                                          --------------
                                                                                                             515,052,403
TOTAL INVESTMENTS, AT VALUE (COST $1,782,877,044)-119.5%                                                   1,692,308,253
                                                                                                          --------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.5)                                                                (275,777,879)
                                                                                                          --------------
NET ASSETS-100.0%                                                                                         $1,416,530,374
                                                                                                          ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

8. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $26,520,740, which represents 1.87% of the Fund's net assets. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.      Long Island
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LIMC      Long Island Medical Center
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NSLIJHS   North Shore Long Island Jewish Health System
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $10,282,522

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $242,326,011 as of June 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2008, municipal bond holdings with a value of $341,944,603 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $249,910,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                              COUPON    MATURITY
   AMOUNT                       INVERSE FLOATER(1)                     RATES(2)     DATE        VALUE
-----------   ------------------------------------------------------   --------   --------   -----------
$ 2,950,000   NY Counties Tobacco Trust IV RITES                         7.141%     6/1/42   $ 2,076,328
  3,460,000   NY MTA ROLs(3)                                            14.880    11/15/31     3,523,733
  7,500,000   NY MTA ROLs(3)                                            14.380    11/15/31     7,620,600
 10,000,000   NY Triborough Bridge & Tunnel Authority RITES             14.687    11/15/32    10,310,200
  4,550,000   NY Triborough Bridge & Tunnel Authority RITES             15.175    11/15/29     4,822,909
  3,585,000   NY Triborough Bridge & Tunnel Authority RITES             14.675    11/15/32     3,696,207
  2,560,000   NY Triborough Bridge & Tunnel Authority RITES             14.687    11/15/27     2,699,827
  2,500,000   NY Triborough Bridge & Tunnel Authority RITES             11.556    11/15/23     2,875,500
  2,500,000   NY Triborough Bridge & Tunnel Authority ROLs              14.770    11/15/32     2,577,550
  5,000,000   NYC GO RITES                                              14.692      8/1/21     5,654,100
  5,000,000   NYC Municipal Water Finance Authority ROLs                14.770     6/15/37     5,172,600
  5,000,000   NYC Municipal Water Finance Authority ROLs(3)             13.470     6/15/35     4,700,800
  2,195,000   NYS DA ROLs(3)                                             4.550      5/1/33       811,118
  3,300,000   NYS DA ROLs                                               13.860     8/15/31     3,343,362
 19,140,000   Port Authority NY/NJ RITES                                 7.807     12/1/34    19,975,844
 18,500,000   Puerto Rico Electric Power Authority ROLs(3)               4.175      7/1/31     6,014,905
  7,335,000   Puerto Rico Highway & Transportation Authority ROLs(3)     1.890      7/1/45     1,615,020
  8,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)              3.720      8/1/57     4,544,000
                                                                                             -----------
                                                                                             $92,034,603
                                                                                             ===========


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 13-14 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $116,835,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of June 30, 2008, securities with an aggregate market value of $4,215,176, representing 0.30% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $11,667.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the period ended June 30, 2008 are as follows:

Average Daily Loan Balance    $31,234,672
Average Daily Interest Rate         3.926%
Fees Paid                     $   158,527
Interest Paid                 $   852,292


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,786,008,867
                                 ==============
Gross unrealized appreciation    $   14,883,749
Gross unrealized depreciation      (108,584,363)
                                 --------------
Net unrealized depreciation      $  (93,700,614)
                                 ==============


                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 08/07/2008